UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5384

Date of fiscal year end: May 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund:	Leader Short Term Bond Fund
Period:	July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker

Cohen & Steers	4/1/08	19247Y801	RTU

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	Slate of Directors	Security Holder
For		Arthur D. Lipson
For		William J. Roberts
For		Matthew S. Crouse

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)      /s/ Joseph C. Neuberger
Joseph C. Neuberger
President

Date   7/25/08